Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Shares granted	$ 100	$ 100	$ 400	$ 200
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	100	100	400	400
Directors [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	1,100	100	1,700	900
Common Share [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 700	$ 100	$ 1,800	$ 300